Related party transactions - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Associates and Joint Arrangements
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 10	$ 10
Incurred expenses, related parties	187	178
Master Trust Fund | Bell Canada
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 13	$ 13